The Company History and Nature of The Business (Details) - USD ($)					1 Months Ended											6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 15, 2021	Jun. 25, 2021	Oct. 01, 2020	Mar. 28, 2022	Dec. 30, 2021	Dec. 23, 2021	Oct. 20, 2021	Sep. 20, 2021	Aug. 30, 2021	Aug. 30, 2021	May 28, 2021	Jun. 30, 2020	Jun. 29, 2020	Jun. 26, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 18, 2022	Jun. 22, 2021	Dec. 31, 2020	Sep. 30, 2020
The Company History and Nature of The Business (Details) [Line Items]
Incurred net loss																	$ 5,857,740		$ 936,846
Working capital deficit																	$ 3,484,888		1,594,793
Description of directly own																	Jamal Khurshid and Nicholas Gregory own, directly and indirectly, approximately 40% and 10% of Jacobi, respectively. Jamal Khurshid is the Company’s chief operating officer and director and Nicholas Gregory is the Company’s director. The transactions contemplated by the Jacobi Agreement constituted a “related-party transaction” as defined in Item 404 of Regulation S-K because of Mr. Khurshid’s and Mr. Gregory’s position as beneficial owner of one or more Original Shareholders and New Jacobi Shareholders.
Generated negative cash flow from operating activities																	$ 328,926
Cash																$ 23,142	23,142		355,673				$ 82,849
Liquidity and capital resources [Member]
The Company History and Nature of The Business (Details) [Line Items]
Working capital deficit																	3,484,888
Brilliant Acquisition Corp [Member]
The Company History and Nature of The Business (Details) [Line Items]
Working capital deficit																	640,555	$ 1,651,528
Cash																$ 39,734	$ 39,734	283,403				$ 712,817
Price per share (in Dollars per share)															$ 10	$ 0.12	$ 0.12
Net proceeds of initial public offering															$ 40,000,000
Transaction costs																$ 2,069,154		2,069,154
Underwriting fees																1,610,000		1,610,000
Other offering cost																459,154		459,154
Cash in trust account																$ 39,734	$ 39,734	$ 282,903
Fair market value, percentage																80.00%	80.00%	80.00%
Trust account price per share (in Dollars per share)																$ 10		$ 10
Redemption percentage																15.00%		15.00%
Sponsor to first account																					$ 460,000
Sponsor to second deposit									$ 460,000
Sponsor of third deposit							$ 460,000
Aggregate of ordinary shares (in Shares)																633,792
Aggregated amount																$ 10,742,906
Per share (in Dollars per share)																$ 10.48
Deposit					$ 736,000											$ 353,000	$ 353,000
Deposit returned					$ 101,406															$ 101,406
Aggregate shares (in Shares)					633,792											1,025,281
Trust account per share value																$ 10		$ 10
Company bank account																39,734	39,734	282,903
Cash held in the trust account																$ 41,549,673	$ 41,549,673	$ 47,387,687
Stockholders owning percentage	66.00%
Shareholders owning percentage	34.00%
Brilliant Acquisition Corp [Member] | Brilliant [Member]
The Company History and Nature of The Business (Details) [Line Items]
Price per share (in Dollars per share)																$ 0.16	$ 0.16
Aggregated amount																$ 6,529,259
Per share (in Dollars per share)																$ 10.3
Deposit																$ 634,594	$ 634,594
Brilliant Acquisition Corp [Member] | IPO [Member]
The Company History and Nature of The Business (Details) [Line Items]
Consummated sale of units (in Shares)															4,000,000
Price per share (in Dollars per share)															$ 10			$ 10
Gross proceeds															$ 40,000,000			$ 2,400,000
Sale of private units (in Shares)																		240,000
Brilliant Acquisition Corp [Member] | Over-Allotment Option [Member]
The Company History and Nature of The Business (Details) [Line Items]
Gross proceeds													$ 210,000
Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
The Company History and Nature of The Business (Details) [Line Items]
Deposit					$ 736,000
Deposit returned					$ 101,406
Aggregate shares (in Shares)					633,792
Subsequent Event [Member] | Brilliant Acquisition Corp [Member] | Brilliant [Member]
The Company History and Nature of The Business (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.16															$ 0.16
Deposit					$ 634,594															$ 634,594
Sponsor [Member] | Brilliant Acquisition Corp [Member]
The Company History and Nature of The Business (Details) [Line Items]
Price per share (in Dollars per share)																$ 0.46	$ 0.46	$ 0.3
Sponsor [Member] | Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
The Company History and Nature of The Business (Details) [Line Items]
Deposit																				$ 736,000
Deposit returned					$ 101,406
Business Combination [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)		20,000,000
Business Combination [Member] | Brilliant Acquisition Corp [Member]
The Company History and Nature of The Business (Details) [Line Items]
Business acquisition, percentage of voting interests acquired																50.00%	50.00%	50.00%
Business combination net tangible assets																$ 5,000,001	$ 5,000,001	$ 5,000,001
Business combination, description																If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $50,000), divided by the number of the outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).		If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $50,000), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Business Combination [Member] | Brilliant Acquisition Corp [Member] | IPO [Member]
The Company History and Nature of The Business (Details) [Line Items]
Business combination, description			In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $460,000 or $0.10 per Unit, up to an aggregate of $1,380,000, or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months extension.													In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees were required to deposit into the Trust Account $460,000 or $0.10 per Unit, up to an aggregate amount of $1,380,000, or $0.30 per Unit, on or prior to the date of the applicable deadline, for each three months Special Meeting As of the date of this report, the Company was not able to consummate a Business Combination, and extended the period time to consummate a Business Combination four times.
Business Combination [Member] | Brilliant Acquisition Corp [Member] | Over-Allotment Option [Member]
The Company History and Nature of The Business (Details) [Line Items]
Business combination, description														On June 29, 2020, the underwriters notified the Company of their intention to exercise their over-allotment option in full. As such, on June 30, 2020, the Company consummated the sale of an additional 600,000 Units, at $10.00 per Unit, and the sale of an additional 21,000 Private Units, at $10.00 per Private Unit, generating total gross proceeds of $6,210,000. A total of $6,000,000 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $46,000,000.
Business Acquisition [Member]
The Company History and Nature of The Business (Details) [Line Items]
Business combination, description																	As of June 30, 2022 Nukkleus has paid ClearThink $140,000, which have been included in professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss, and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of June 30, 2022.
Match Agreement [Member]
The Company History and Nature of The Business (Details) [Line Items]
Percentage of shares										30.00%	30.00%	70.00%
Balance of ordinary shares (in Shares)										493	493
Additional number of shares acquired (in Shares)										30,000,000	30,000,000
Match Agreement [Member] | Business Combination [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)												1,152
Number of shares acquired (in Shares)												1,152
Match Agreement [Member] | Business Acquisition [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)												70,000,000
Consideration of shares (in Shares)												70,000,000
Jacobi Agreement [Member]
The Company History and Nature of The Business (Details) [Line Items]
Acquire to issued and outstanding percentage								5.00%
Consideration of shares (in Shares)								20,000,000
Jacobi Agreement [Member] | Subsequent Event [Member]
The Company History and Nature of The Business (Details) [Line Items]
Acquire to issued and outstanding percentage								5.00%
Consideration of shares (in Shares)								20,000,000
Initial Transaction [Member]
The Company History and Nature of The Business (Details) [Line Items]
Consideration of shares (in Shares)												70,000,000
Digiclear Agreement [Member]
The Company History and Nature of The Business (Details) [Line Items]
Ordinary shares outstanding (in Shares)						5,400,000
Digiclear Agreement [Member] | Business Acquisition [Member]
The Company History and Nature of The Business (Details) [Line Items]
Number of shares acquired (in Shares)						5,400,000
Digiclear Transaction [Member]
The Company History and Nature of The Business (Details) [Line Items]
Consideration shares (in Shares)						15,151,515
GSA [Member] | Triton Capital Market Ltd [Member]
The Company History and Nature of The Business (Details) [Line Items]
Generated revenue per month																	$ 1,600,000		$ 1,600,000
Percentage of shares owned																	79.00%		79.00%
FXDirectDealer [Member] | Triton Capital Market Ltd [Member]
The Company History and Nature of The Business (Details) [Line Items]
Related party transaction expense																	$ 1,575,000		$ 1,575,000
Termination of agreement, in days				90 days													90 days